CONDENSED BALANCE SHEETS	Sep. 30, 2021 USD ($)
Current assets
Cash	$ 12,236,000
Total Current Assets	72,954,000
TOTAL ASSETS	107,752,000
Current liabilities
Accrued expenses	13,817,000
Total Current Liabilities	43,069,000
TOTAL LIABILITIES	258,118,000
Stockholders' Deficit
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	107,752,000
ROMAN DBDR TECH ACQUISITION CORP.
Current assets
Cash	15,158
Prepaid expenses	225,388
Total Current Assets	240,546
Cash and marketable securities held in Trust Account	236,289,574
TOTAL ASSETS	236,530,120
Current liabilities
Accounts payable and accrued expenses	2,470,093
Advance from related parties	168,400
Total Current Liabilities	2,638,493
Deferred underwriting fee payable	8,104,600
TOTAL LIABILITIES	47,482,131
Commitments and Contingencies
Class A common stock subject to possible redemption 23,156,000 shares at redemption value at September 30, 2021 and December 31, 2020	236,191,200
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Accumulated deficit	(47,143,789)
Total Stockholders' Deficit	(47,143,210)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	236,530,121
Class A common stock subject to possible redemption | ROMAN DBDR TECH ACQUISITION CORP.
Current liabilities
Class A common stock subject to possible redemption 23,156,000 shares at redemption value at September 30, 2021 and December 31, 2020	236,191,200
Class B common stock | ROMAN DBDR TECH ACQUISITION CORP.
Stockholders' Deficit
Common stock	579
Private Placement Warrants | ROMAN DBDR TECH ACQUISITION CORP.
Current liabilities
Derivative Liability	18,098,458
Public Warrants | ROMAN DBDR TECH ACQUISITION CORP.
Current liabilities
Derivative Liability	$ 18,640,580